Label	Element	Value
Interest expense	ifrs-full_InterestExpense	€ 10,000
Interest expense	ifrs-full_InterestExpense
Interest expense	ifrs-full_InterestExpense	0
Finance costs	ifrs-full_FinanceCosts	65,000
Finance costs	ifrs-full_FinanceCosts	0
Finance costs	ifrs-full_FinanceCosts
Foreign Exchange Loss	pharm_ForeignExchangeLoss	1,147,000
Foreign Exchange Loss	pharm_ForeignExchangeLoss	16,832,000
Foreign Exchange Loss	pharm_ForeignExchangeLoss	€ 460,000
Number Of Warrants Exercised During The Period	pharm_NumberOfWarrantsExercisedDuringThePeriod	11,122,000
Number Of Shares Issued For Cash And Conversion Of Bonds	pharm_NumberOfSharesIssuedForCashAndConversionOfBonds	2,746,000
Investment income	ifrs-full_InvestmentIncome	€ 626,000
Investment income	ifrs-full_InvestmentIncome	18,000
Investment income	ifrs-full_InvestmentIncome	1,011,000
Other finance income (cost)	ifrs-full_OtherFinanceIncomeCost	(14,248,000)
Other finance income (cost)	ifrs-full_OtherFinanceIncomeCost	(28,525,000)
Other finance income (cost)	ifrs-full_OtherFinanceIncomeCost	€ (36,640,000)
Number Of Issued During The Period Shares, Settlement Of Bonuses	pharm_NumberOfIssuedDuringThePeriodSharesSettlementOfBonuses	1,625,000
Interest expense on borrowings	ifrs-full_InterestExpenseOnBorrowings	€ 14,301,000
Interest expense on borrowings	ifrs-full_InterestExpenseOnBorrowings	4,532,000
Interest expense on borrowings	ifrs-full_InterestExpenseOnBorrowings	€ 11,255,000
Long Term Incentive Plan [Member]
Number of other equity instruments outstanding in share-based payment arrangement	ifrs-full_NumberOfOtherEquityInstrumentsOutstandingInSharebasedPaymentArrangement	6,119,881
Number of other equity instruments outstanding in share-based payment arrangement	ifrs-full_NumberOfOtherEquityInstrumentsOutstandingInSharebasedPaymentArrangement	9,979,208
Number Of Other Equity Instrument Reserved In Share-Based Payment Arrangement	pharm_NumberOfOtherEquityInstrumentReservedInShareBasedPaymentArrangement	2,837,452
Number Of Other Equity Instruments Issued In Share-Based Payment Arrangement	pharm_NumberOfOtherEquityInstrumentsIssuedInShareBasedPaymentArrangement	1,021,875
Issued capital [member]
Increase (decrease) through exercise of options, equity	ifrs-full_IncreaseDecreaseThroughExerciseOfOptions	€ 270,000
Increase (decrease) through exercise of warrants, equity	ifrs-full_IncreaseDecreaseThroughExerciseOfWarrantsEquity	111,000
Increase (decrease) through conversion of convertible instruments, equity	ifrs-full_IncreaseDecreaseThroughConversionOfConvertibleInstruments	28,000
Increase (Decrease) Through Share-Based Payment Transactions, Bonus, Equity	pharm_IncreaseDecreaseThroughShareBasedPaymentTransactionsBonusEquity	16,000
Increase (decrease) through transactions with owners, equity	ifrs-full_IncreaseDecreaseThroughTransactionsWithOwners	425,000
Share premium [member]
Increase (decrease) through exercise of options, equity	ifrs-full_IncreaseDecreaseThroughExerciseOfOptions	13,275,000
Increase (decrease) through exercise of warrants, equity	ifrs-full_IncreaseDecreaseThroughExerciseOfWarrantsEquity	6,031,000
Increase (decrease) through conversion of convertible instruments, equity	ifrs-full_IncreaseDecreaseThroughConversionOfConvertibleInstruments	3,117,000
Increase (Decrease) Through Share-Based Payment Transactions, Bonus, Equity	pharm_IncreaseDecreaseThroughShareBasedPaymentTransactionsBonusEquity	1,284,000
Increase (decrease) through transactions with owners, equity	ifrs-full_IncreaseDecreaseThroughTransactionsWithOwners	€ 23,707,000
2025 Bonds, 125 Million Convertible Bonds [Member]
Average Number Of Ordinary Shares As Underlying For Convertible Bonds	pharm_AverageNumberOfOrdinarySharesAsUnderlyingForConvertibleBonds	60,702,687